Annual Total Returns [BarChart] - COLUMBIA DIVIDEND INCOME FUND - Class A	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2010	12.66%
Annual Return 2011	6.77%
Annual Return 2012	10.88%
Annual Return 2013	28.26%
Annual Return 2014	12.41%
Annual Return 2015	0.35%
Annual Return 2016	13.14%
Annual Return 2017	20.47%
Annual Return 2018	(4.63%)
Annual Return 2019	27.85%

[1]	Year to Date return as of June 30, 2020: -8.75%